Disclosure of detailed information about trade and other receivables and prepayments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables		$ 257	$ 506
Provision for expected credit losses	$ (134)	(137)	(106)
Trade receivables, net	$ 92	120	400
Other receivables		11	56
Prepayments		52	49
Deferred rent		69	81
Amortization of deferred rent		(42)	(50)
Provision for doubtful deferred rent		(2)	(3)
Prepayments, net		77	77
Trade and other receivables and prepayments, net		208	533
Less: non-current portion:
Prepayments		(5)	(6)
Deferred rent		(13)	(17)
Non-current portion		(18)	(23)
Current portion		$ 190	$ 510